Contract revenues, Tau-PET imaging agent -2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) (Details) € in Thousands, SFr in Thousands			3 Months Ended						12 Months Ended
	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 EUR (€)	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2022 EUR (€)	Sep. 30, 2019 CHF (SFr)	Sep. 30, 2019 EUR (€)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2022 EUR (€)	May 31, 2014 CHF (SFr)	May 31, 2014 EUR (€)
Contract revenues
Revenue from contracts with customers									SFr 3,935	SFr 0	SFr 15,431
2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member]
Contract revenues
Revenue from contracts with customers									SFr 3,935	0	0
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member]
Contract revenues
Period to provide notice of termination of agreement									3 months
Revenue from contracts with customers	SFr 664	€ 500	SFr 3,900	€ 4,000	SFr 2,200	€ 2,000			SFr 3,900	SFr 0	SFr 0
Collaborative agreement, Milestone payment received							SFr 1,100	€ 1,000
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member] | Clinical milestones
Contract revenues
Total potential collaboration agreement value remaining									4,000			€ 4,000
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member] | Regulatory and sales-based milestones
Contract revenues
Total potential collaboration agreement value remaining									SFr 138,000			€ 148,000
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member] | Top of Range [Member]
Contract revenues
Total potential collaboration agreement value													SFr 159,000	€ 160,000